Discontinued Operations (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)
Classes of assets and liabilities
Right of use assets	€ 169,729,000		€ 169,729,000			€ 201,131,000
Lease liabilities - long term	(149,321,000)		(149,321,000)			(176,718,000)
Lease liabilities - short term	(30,337,000)		(30,337,000)			(32,085,000)
Inventories	1,033,134,000		1,033,134,000			1,019,539,000
Right of return assets	39,151,000		39,151,000			51,373,000
Increased property and equipment	54,331,000		54,331,000			€ 55,901,000
Cost of sales, exclusive of depreciation and amortization	338,345,000	€ 109,399,000	660,964,000	€ 222,467,000
Inventory write-downs	4,062,000	€ 1,751,000	7,252,000	€ 5,335,000
THE OUTNET | Discontinued operations
Discontinued Operations
Cash consideration					€ 26,100,000
Closing foreign exchange rate					1.15
Classes of assets and liabilities
Right of use assets	15,413		15,413
Lease liabilities - long term	(12,155)		(12,155)
Lease liabilities - short term	(2,864)		(2,864)
Inventories	24,866		24,866
Right of return assets	4,125		4,125
Total	29,386		29,386
Cost of sales, exclusive of depreciation and amortization	30,102,000		58,482,000
Inventory write-downs	€ 3,000		€ 11,426,000